Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before income taxes	$ 211,053	$ (282,426)	$ (18,745)
Net income (loss) not subject to taxes	204,462	(336,040)	(9,912)
Net income (loss) subject to taxes	6,591	53,614	(8,833)
At applicable statutory tax rates	2,234	12,476	(1,411)
Effective Income Tax Reconciliation, Permanent and Currency Differences and Change In Deferred Tax Assets Valuation Allowance	(702)	(13,870)	4,947
Other	(115)	(3,569)	2,023
Tax expense (recovery) related to the year	$ 1,417	$ (4,963)	$ 5,559